NOTES PAYABLE - Term Loan Due to Former Non-Controlling Interest Holder (Details) - Term Loan Due to Former Non-controlling Interest Holder - USD ($) $ in Millions	May 31, 2020	Jun. 30, 2018	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Payment to acquire noncontrolling interest		$ 8.1
Term Loan
Debt Instrument [Line Items]
Fixed interest rate, quarterly		4.50%
Fixed interest rate, annual		18.00%
Prepaid principal and interest	$ 1.5
Prepaid principal	$ 1.0
Warrants issued (in shares)	400,000
Unamortized discount	$ 0.2
Outstanding balance			$ 5.7	$ 5.8